Cover	Apr. 14, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 14, 2021
Entity Registrant Name	Federal Home Loan Bank of Topeka
Entity Incorporation, State or Country Code	X1
Entity File Number	000-52004
Entity Tax Identification Number	48-0561319
Entity Address, Address Line One	500 SW Wanamaker Road
Entity Address, City or Town	Topeka
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66606
City Area Code	785
Local Phone Number	233.0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	(b) On April 16, 2021, Federal Home Loan Bank of Topeka (FHLBank) filed a Current Report on Form 8-K (the Original 8-K) disclosing the resignation of Independent Director Richard S. Masinton from the FHLBank Board of Directors (the Board). FHLBank wishes to amend the Original 8-K to disclose the fact that Mr. Masinton resigned from the Board as a result of disagreements with certain members of FHLBank’s management and certain other members on the Board related to certain governance policies and practices. At the time of his resignation, Mr. Masinton served as Chair of the Compensation, Human Resources and Inclusion Committee for 14 years as well as serving on the Risk Oversight and Executive Committees.
Entity Central Index Key	0001325878